OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2020	$ 54,853
Additions	141
Amortization	(4,790)
Impairment	(24,223)
Balance at June 30, 2020	25,981
SFL Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2020	23,973
Additions	0
Amortization	(1,000)
Impairment	(8,054)
Balance at June 30, 2020	14,919
Golden Hawk Lease
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2020	2,803
Additions	0
Amortization	(531)
Impairment	(607)
Balance at June 30, 2020	1,665
A. Schmidt and V. Bering Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2020	25,417
Additions	8
Amortization	(2,964)
Impairment	(15,562)
Balance at June 30, 2020	6,899
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Balance at January 1, 2020	2,660
Additions	133
Amortization	(295)
Impairment	0
Balance at June 30, 2020	$ 2,498